UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2009

Item 1. Reports to Stockholders

Semiannual report

Delaware Core Plus Bond Fund

January 31, 2009

Fixed income mutual fund

Table of contents

Disclosure of Fund expenses	1

Sector allocation and credit quality breakdown	3

Statement of net assets	5

Statement of operations	26

Statements of changes in net assets	28

Financial highlights	30

Notes to financial statements	40

About the organization	54

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

©2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period August 1, 2008 to January 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008 to January 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Core Plus Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/08	1/31/09	Expense Ratio	8/1/08 to 1/31/09*
Actual Fund return
Class A	$1,000.00	$ 986.90	0.97%	$4.86
Class B	1,000.00	983.20	1.72%	8.60
Class C	1,000.00	983.20	1.72%	8.60
Class R	1,000.00	987.00	1.22%	6.11
Institutional Class	1,000.00	989.50	0.72%	3.61
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.32	0.97%	$4.94
Class B	1,000.00	1,016.53	1.72%	8.74
Class C	1,000.00	1,016.53	1.72%	8.74
Class R	1,000.00	1,019.06	1.22%	6.21
Institutional Class	1,000.00	1,021.58	0.72%	3.67

* “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector allocation and credit quality breakdown
Delaware Core Plus Bond Fund	As of January 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	5.95%
Agency Mortgage-Backed Securities	29.65%
Agency Obligations	1.61%
Commercial Mortgage-Backed Securities	5.60%
Convertible Bond	0.10%
Corporate Bonds	40.86%
Banking	5.39%
Basic Industries	1.42%
Brokerage	2.00%
Capital Goods	1.88%
Communications	9.32%
Consumer Cyclical	2.55%
Consumer Non-Cyclical	6.52%
Electric	2.68%
Energy	2.66%
Finance Companies	1.67%
Insurance	2.57%
Natural Gas	0.79%
Real Estate	0.21%
Technology	1.05%
Transportation	0.15%
Foreign Agency	0.26%
Municipal Bonds	0.66%
Non-Agency Asset-Backed Securities	6.43%
Non-Agency Collateralized Mortgage Obligations	2.73%
Senior Secured Loans	1.45%
Sovereign Debt	2.62%

Sector allocation and credit quality breakdown
Delaware Core Plus Bond Fund

Sector	Percentage of net assets
Supranational Banks	0.56%
U.S. Treasury Obligations	0.86%
Preferred Stock	0.80%
Repurchase Agreement	6.60%
Securities Lending Collateral	5.12%
Total Value of Securities	111.86%
Obligation to Return Securities Lending Collateral	(5.26%)
Liabilities Net of Receivables and Other Assets	(6.60%)
Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)
AAA	55.41%
AA	3.61%
A	20.03%
BBB	14.57%
BB	4.04%
B	1.97%
CCC	0.37%
Total	100.00%

Statement of net assets
Delaware Core Plus Bond Fund	January 31, 2009 (Unaudited)

		Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations – 5.95%
	Fannie Mae
	Series 1988-15 A 9.00% 6/25/18	USD	1,257	$1,392
	Series 1996-46 ZA 7.50% 11/25/26		156,945	168,294
	Series 2002-83 GH 5.00% 12/25/17		465,000	479,709
	•Series 2006-M2 A2F 5.259% 5/25/20		305,000	314,538
	Fannie Mae Grantor Trust
	Series 2001-T10 A1 7.00% 12/25/41		203,470	215,234
	Series 2002-T1 A2 7.00% 11/25/31		111,897	115,848
	Fannie Mae Interest Strip
	Series 35-2 12.00% 7/1/18		71,995	82,749
	Series C-2 12.00% 5/1/09		1,041	1,022
	Series F-2 11.50% 5/1/09		393	397
	Series H-2 11.50% 5/1/09		175	171
	Series J-1 7.00% 11/1/10		1,587	1,640
	Fannie Mae Whole Loan Series
	2002-W1 2A 7.50% 2/25/42		118,393	125,459
	Freddie Mac
	Series 2557 WE 5.00% 1/15/18		300,000	310,204
	¥Series 2662 MA 4.50% 10/15/31		240,728	242,748
	¥Series 3063 PC 5.00% 2/15/29		900,000	927,245
	Series 3113 QA 5.00% 11/15/25		239,137	243,756
	Series 3131 MC 5.50% 4/15/33		200,000	207,621
	Series 3173 PE 6.00% 4/15/35		325,000	340,000
	Series 3337 PB 5.50% 7/15/30		215,000	222,933
w	Freddie Mac Structured Pass Through
	Securities Series T-42 A5
	7.50% 2/25/42		42,365	44,642
Total Agency Collateralized Mortgage
	Obligations (cost $3,936,760)			4,045,602

Agency Mortgage-Backed Securities – 29.65%
	Fannie Mae 10.50% 6/1/30		11,296	12,882
•	Fannie Mae ARM
	5.046% 8/1/35		347,812	356,340
	5.131% 11/1/35		184,936	190,059
	5.858% 9/1/37		382,190	396,120
	6.141% 7/1/36		513,668	534,483
	6.285% 7/1/36		542,960	563,544
	6.326% 8/1/36		335,093	348,884

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 15 yr
	5.00% 5/1/21	USD	317,445	$326,045
	8.00% 10/1/16		190,038	200,681
	Fannie Mae S.F. 30 yr
	*5.00% 12/1/36		789,131	803,755
	5.00% 12/1/37 to 2/1/38		584,144	594,479
	¥5.50% 7/1/37		2,370,996	2,428,977
	6.00% 11/1/37 to 12/1/37		1,113,275	2,258,769
	*6.00% 8/1/38		2,506,987	1,476,167
	6.50% 12/1/37 to 1/1/38		2,623,454	2,736,208
	8.00% 2/1/30		22,652	24,094
	10.00% 7/1/20 to 2/1/25		319,662	346,038
	Fannie Mae S.F 30 yr TBA
	4.00% 2/1/39		600,000	595,078
	4.50% 2/1/39		2,465,000	2,481,176
•	Freddie Mac ARM
	5.672% 7/1/36		148,183	152,555
	5.819% 10/1/36		437,763	450,388
	Freddie Mac S.F. 15 yr 5.00% 6/1/18		145,212	149,774
	Freddie Mac S.F. 30 yr
	5.50% 10/1/38		389,126	398,476
	8.00% 5/1/11 to 5/1/31		200,738	212,637
	8.50% 12/1/09		1,210	1,247
	10.00% 1/1/19		17,509	19,728
	11.50% 6/1/15 to 3/1/16		60,146	68,920
	Freddie Mac S.F. 30 yr TBA 5.00% 2/1/39		1,300,000	1,319,906
	GNMA S.F. 15 yr 6.50% 7/15/14		59,898	62,968
	GNMA S.F. 30 yr
	7.50% 1/15/32		23,742	25,306
	8.00% 5/15/30		14,360	15,300
	9.50% 10/15/19 to 3/15/23		60,305	65,613
	10.00% 9/15/18		10,954	12,072
	11.00% 12/15/09 to 9/15/15		41,167	44,873
	11.50% 7/15/15		4,580	5,175
	12.00% 12/15/12 to 11/15/15		122,788	142,077
	12.50% 5/15/10 to 1/15/16		48,128	55,637
	GNMA I GPM
	11.00% 3/15/13		20,227	22,890
	12.25% 3/15/14		8,487	9,914

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	GNMA II GPM 10.75% 3/20/16	USD	6,785	$7,469
	GNMA II S.F. 30 yr
	7.50% 9/20/30		31,903	33,864
	8.00% 6/20/30		17,297	18,360
	10.00% 11/20/15 to 6/20/21		47,467	50,536
	10.50% 3/20/16 to 2/20/21		64,870	71,814
	11.00% 5/20/15 to 7/20/19		1,271	1,412
	12.00% 3/20/14 to 5/20/15		9,383	10,725
	12.50% 10/20/13 to 7/20/15		45,111	51,976
Total Agency Mortgage-Backed Securities
	(cost $19,825,091)			20,155,391

Agency Obligations – 1.61%
¥^	Fannie Mae 5.48% 10/9/19		350,000	178,949
¥*	Freddie Mac 5.125% 11/17/17		545,000	600,096
	Tennessee Valley Authority 4.875% 1/15/48		315,000	312,058
Total Agency Obligations (cost $1,074,517)				1,091,103

Commercial Mortgage-Backed Securities – 5.60%
#	American Tower Trust 144A
	Series 2007-1A AFX 5.42% 4/15/37		550,000	445,500
	Series 2007-1A D 5.957% 4/15/37		35,000	26,425
	Bank of America Commercial Mortgage
	•Series 2004-3 A5 5.319% 6/10/39		275,000	250,016
	Series 2006-4 A4 5.634% 7/10/46		400,000	294,562
	•Series 2007-3 A4 5.658% 5/10/17		250,000	152,774
	Bear Stearns Commercial Mortgage Securities
	•Series 2005-T20 A4A 5.151% 10/12/42		400,000	337,994
	Series 2006-PW14 A4 5.201% 12/11/38		300,000	234,178
	•Series 2007-PW16 A4 5.712% 6/11/40		300,000	215,723
#	Credit Suisse First Boston Mortgage
	Securities Series 2001-SPGA A2 144A
	6.515% 8/13/18		505,000	482,300
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.552% 2/15/39		115,000	93,404
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A6 5.396% 8/10/38		215,000	193,771
	•@#Series 2006-RR3 A1S 144A 5.66% 7/18/56		310,000	55,800

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
•	Greenwich Capital Commercial Funding Series
	2004-GG1 A7 5.317% 6/10/36	USD	170,000	$154,295
	JPMorgan Chase Commercial Mortgage Securities
	Series 2002-C2 A2 5.05% 12/12/34		200,000	186,083
	Series 2006-LDP9 A2 5.134% 5/15/47		300,000	208,784
	Merrill Lynch Mortgage Trust Series 2005-CIP1 A2
	4.96% 7/12/38		210,000	197,581
#	Tower 144A
	@Series 2006-1 B 5.588% 2/15/36		130,000	114,400
	@Series 2006-1 C 5.707% 2/15/36		195,000	165,750
Total Commercial Mortgage-Backed Securities
	(cost $4,487,594)			3,809,340

Convertible Bond – 0.10%
#	Virgin Media 144A 6.50% 11/15/16		145,000	66,156
Total Convertible Bond (cost $69,145)				66,156

Corporate Bonds – 40.86%
Banking – 5.39%
	Bank of America
	5.125% 11/15/14		85,000	79,460
	5.30% 3/15/17		250,000	219,809
	5.65% 5/1/18		185,000	167,841
	Bank of New York Mellon 5.125% 8/27/13		398,000	405,926
	BB&T
	4.90% 6/30/17		346,000	304,854
	5.25% 11/1/19		40,000	35,421
	Citigroup 6.50% 8/19/13		427,000	408,394
@#	CoBank 144A 7.875% 4/16/18		250,000	241,530
@	JPMorgan Chase Capital XXV 6.80% 10/1/37		336,000	265,969
	PNC Bank 6.875% 4/1/18		250,000	251,796
	Silicon Valley Bank 5.70% 6/1/12		250,000	242,352
	U.S. Bank North America
	4.80% 4/15/15		75,000	72,068
	4.95% 10/30/14		250,000	247,141
•	USB Capital IX 6.189% 4/15/49		385,000	161,765
	Wells Fargo 5.625% 12/11/17		130,000	127,567

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
•	Wells Fargo Capital XIII 7.70% 12/29/49	USD	600,000	$430,540
				3,662,433
Basic Industries – 1.42%
	ArcelorMittal 6.125% 6/1/18		335,000	262,540
@#	Evraz Group 144A 9.50% 4/24/18		249,000	150,645
	Freeport McMoRan Copper & Gold
	8.375% 4/1/17		55,000	45,713
	Lubrizol 8.875% 2/1/19		160,000	164,140
@#	Nine Dragons Paper Holdings 144A
	9.875% 4/29/13		100,000	30,459
	Reliance Steel & Aluminum 6.85% 11/15/36		105,000	63,270
@#	Severstal 144A 9.75% 7/29/13		288,000	174,240
	Steel Dynamics 6.75% 4/1/15		95,000	75,763
				966,770
Brokerage – 2.00%
@	AMVESCAP 4.50% 12/15/09		147,000	139,020
	Goldman Sachs Group
	5.95% 1/18/18		180,000	162,535
	6.15% 4/1/18		347,000	317,394
	@6.75% 10/1/37		50,000	38,108
	7.50% 2/15/19		180,000	179,100
	Jefferies Group 6.45% 6/8/27		120,000	80,453
	JPMorgan Chase 6.00% 1/15/18		20,000	20,116
	Lazard Group 6.85% 6/15/17		67,000	46,225
	Morgan Stanley
	5.30% 3/1/13		200,000	184,272
	6.25% 8/9/26		240,000	190,226
				1,357,449
Capital Goods – 1.88%
	Allied Waste North America 7.125% 5/15/16		135,000	131,809
	Browning-Ferris Industries 7.40% 9/15/35		225,000	205,311
	Caterpillar 7.90% 12/15/18		155,000	174,020
	Flextronics International 6.50% 5/15/13		120,000	99,000
*	Graham Packaging 9.875% 10/15/14		135,000	86,400
	Tyco Electronics Group 6.55% 10/1/17		180,000	148,924
	Tyco International Finance 8.50% 1/15/19		190,000	202,057
	United Technologies 6.125% 2/1/19		140,000	152,070
	Waste Management 7.10% 8/1/26		100,000	79,340
				1,278,931

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications – 9.32%
	AT&T
	4.85% 2/15/14	USD	185,000	$186,088
	5.80% 2/15/19		385,000	385,889
	AT&T Wireless 8.125% 5/1/12		386,000	420,952
#	Charter Communications Operating 144A
	10.875% 9/15/14		125,000	108,750
	Comcast
	•1.46% 7/14/09		89,000	87,825
	5.70% 5/15/18		20,000	19,480
	5.875% 2/15/18		206,000	203,248
	6.30% 11/15/17		121,000	121,560
	Cricket Communications 9.375% 11/1/14		55,000	50,325
	Crown Castle International 9.00% 1/15/15		110,000	106,975
#	CSC Holdings 144A 8.50% 4/15/14		184,000	181,700
	Deutsche Telekom International Finance
	5.25% 7/22/13		135,000	136,403
	6.75% 8/20/18		345,000	372,188
	8.75% 6/15/30		40,000	49,488
	DirecTV Holdings 8.375% 3/15/13		65,000	65,650
	France Telecom 7.75% 3/1/11		66,000	69,816
	Intelsat Jackson Holdings 11.25% 6/15/16		155,000	148,994
	MetroPCS Wireless
	9.25% 11/1/14		120,000	111,750
	#144A 9.25% 11/1/14		10,000	9,225
#	Nielsen 144A 11.625% 2/1/14		85,000	78,413
	Rogers Communications
	6.80% 8/15/18		334,000	348,031
	7.50% 8/15/38		125,000	131,895
	Sprint Capital 8.375% 3/15/12		10,000	8,005
	Sprint Nextel 6.00% 12/1/16		230,000	154,316
	Telecom Italia Capital
	4.00% 1/15/10		87,000	84,546
	5.25% 10/1/15		80,000	68,179
	6.20% 7/18/11		75,000	72,476
	7.721% 6/4/38		75,000	70,213
#	Telesat Canada 144A 11.00% 11/1/15		90,000	69,300
	Thomson Reuters
	5.95% 7/15/13		96,000	94,394
	6.50% 7/15/18		131,000	121,662

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Time Warner Cable
	6.75% 7/1/18	USD	215,000	$210,326
	8.75% 2/14/19		190,000	211,938
	Verizon Communications
	5.50% 2/15/18		35,000	34,223
	5.55% 2/15/16		55,000	54,467
	6.10% 4/15/18		25,000	25,403
	8.95% 3/1/39		235,000	290,324
#	Verizon Wireless 144A
	5.55% 2/1/14		300,000	297,329
	8.50% 11/15/18		100,000	114,927
@#	VimpelCom 144A 9.125% 4/30/18		320,000	203,200
#	Vivendi 144A 6.625% 4/4/18		322,000	278,158
	Vodafone Group
	5.00% 9/15/15		90,000	85,286
	5.375% 1/30/15		400,000	388,179
	6.15% 2/27/37		5,000	4,868
				6,336,364
Consumer Cyclical – 2.55%
	Centex 4.55% 11/1/10		115,000	102,350
	CVS Caremark
	4.875% 9/15/14		126,000	121,990
	5.75% 6/1/17		246,000	246,542
	6.25% 6/1/27		65,000	61,246
	Lear 8.75% 12/1/16		75,000	14,625
	Macy’s Retail Holdings 6.65% 7/15/24		430,000	232,012
	MGM MIRAGE
	6.75% 4/1/13		135,000	78,975
	*7.50% 6/1/16		55,000	29,975
	Ryland Group 5.375% 5/15/12		80,000	66,000
	Target 5.125% 1/15/13		140,000	145,292
	Toll 8.25% 12/1/11		185,000	179,450
	VF 5.95% 11/1/17		50,000	45,044
	Wal-Mart Stores
	5.25% 9/1/35		40,000	38,421
	6.20% 4/15/38		109,000	118,256
	6.50% 8/15/37		60,000	68,068
	Yum Brands 6.875% 11/15/37		225,000	183,728
				1,731,974

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical – 6.52%
	Amgen
	5.70% 2/1/19	USD	15,000	$15,619
	6.375% 6/1/37		190,000	196,852
	6.90% 6/1/38		80,000	88,622
#	Anheuser-Busch InBev 144A
	7.75% 1/15/19		75,000	76,213
	8.20% 1/15/39		290,000	293,055
*	Aramark 8.50% 2/1/15		130,000	127,075
#*	Bausch & Lomb 144A 9.875% 11/1/15		130,000	114,725
	Bottling Group 6.95% 3/15/14		250,000	286,461
	Covidien International Finance
	6.00% 10/15/17		50,000	50,947
	6.55% 10/15/37		288,000	289,714
	Delhaize America 9.00% 4/15/31		242,000	277,875
	Delhaize Group
	5.875% 2/1/14		25,000	25,257
	6.50% 6/15/17		85,000	83,570
	Diageo Capital 5.75% 10/23/17		285,000	284,505
	General Mills 5.65% 9/10/12		100,000	103,735
	GlaxoSmithKline Capital
	4.375% 4/15/14		90,000	93,045
	5.65% 5/15/18		120,000	128,812
	HCA PIK 9.625% 11/15/16		130,000	109,525
*	Jarden 7.50% 5/1/17		90,000	65,250
	Kraft Foods 4.125% 11/12/09		67,000	67,153
	Kroger
	6.80% 12/15/18		120,000	125,197
	*6.90% 4/15/38		5,000	5,091
	7.50% 1/15/14		180,000	200,877
#	President & Fellows of Harvard College 144A
	6.00% 1/15/19		135,000	145,530
	6.50% 1/15/39		200,000	212,226
	Princeton University 5.70% 3/1/39		170,000	171,338
	Quest Diagnostic 5.45% 11/1/15		222,000	198,117
	Schering-Plough
	6.00% 9/15/17		135,000	139,395
	6.55% 9/15/37		20,000	20,922
	Wyeth 5.50% 2/1/14		417,000	435,354
				4,432,057

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric – 2.68%
	Baltimore Gas & Electric 6.125% 7/1/13	USD	71,000	$67,802
	Commonwealth Edison
	5.80% 3/15/18		60,000	57,863
	5.90% 3/15/36		75,000	63,968
	6.15% 9/15/17		98,000	97,225
	Detroit Edison 5.60% 6/15/18		69,000	66,708
	Duke Energy Carolinas
	5.75% 11/15/13		35,000	37,502
	7.00% 11/15/18		75,000	86,365
#*	Electric de France 144A 6.95% 1/26/39		100,000	103,436
	Illinois Power 6.125% 11/15/17		261,000	237,104
#*	Israel Electric 144A 9.375% 1/28/20		200,000	214,414
	Jersey Central Power & Light 7.35% 2/1/19		40,000	41,228
@#	Korea Southern Power 144A 5.375% 4/18/13		140,000	126,278
	MidAmerican Funding 6.75% 3/1/11		92,000	95,048
w	Mirant Mid Atlantic Pass Through Trust Series A
	8.625% 6/30/12		153,274	152,508
	NRG Energy 7.375% 2/1/16		110,000	105,050
	Pacificorp
	5.25% 6/15/35		15,000	13,422
	6.00% 1/15/39		30,000	30,405
	PECO Energy 5.35% 3/1/18		49,000	48,241
	PPL Electric Utilities 7.125% 11/30/13		125,000	133,016
	Union Electric 6.70% 2/1/19		44,000	42,545
				1,820,128
Energy – 2.66%
	Chesapeake Energy 7.25% 12/15/18		80,000	67,400
	ConocoPhillips 6.50% 2/1/39		305,000	304,801
	Dynergy Holdings 7.75% 6/1/19		40,000	31,200
#	PetroHawk Energy 144A 10.50% 8/1/14		120,000	114,900
	Plains All American Pipeline 6.50% 5/1/18		147,000	123,305
#	Ras Laffan Liquefied Natural Gas III 144A
	5.838% 9/30/27		530,000	350,881
	Shell International Finance 6.375% 12/15/38		150,000	157,262
	TransCanada Pipelines
	5.85% 3/15/36		175,000	140,642
	•6.35% 5/15/67		65,000	37,041
	7.125% 1/15/19		60,000	63,710
	7.25% 8/15/38		120,000	119,952

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Weatherford International
	5.95% 6/15/12	USD	25,000	$23,726
	6.80% 6/15/37		60,000	42,142
	7.00% 3/15/38		95,000	68,725
	XTO Energy
	6.50% 12/15/18		80,000	79,333
	6.75% 8/1/37		90,000	82,055
				1,807,075
Finance Companies – 1.67%
	General Electric Capital
	*5.625% 5/1/18		300,000	277,135
	5.875% 1/14/38		225,000	179,486
	6.875% 1/10/39		230,000	204,384
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		200,000	65,637
	International Lease Finance
	5.35% 3/1/12		107,000	79,578
	5.875% 5/1/13		60,000	43,443
	6.625% 11/15/13		136,000	100,886
	SLM 8.45% 6/15/18		220,000	187,447
				1,137,996
Insurance – 2.57%
•	Hartford Financial Services Group 8.125% 6/15/38		320,000	184,401
	MetLife 6.817% 8/15/18		205,000	208,611
•#	MetLife Capital Trust X 144A 9.25% 4/8/38		400,000	288,006
∏@	Montpelier Re Holdings 6.125% 8/15/13		45,000	34,128
w‡#	Twin Reefs Pass Through Trust 144A
	0.00% 12/31/49		200,000	2,250
	UnitedHealth Group
	5.50% 11/15/12		162,000	162,372
	5.80% 3/15/36		453,000	357,502
	Unitrin 6.00% 5/15/17		141,000	90,002
	WellPoint
	5.00% 1/15/11		124,000	123,562
	5.85% 1/15/36		305,000	249,964
	5.95% 12/15/34		60,000	44,801
				1,745,599

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Natural Gas – 0.79%
Enterprise Products Operating
6.30% 9/15/17	USD	145,000	$133,960
6.50% 1/31/19		85,000	79,013
6.875% 3/1/33		190,000	163,629
Kinder Morgan Energy Partners
5.80% 3/15/35		135,000	111,176
*6.95% 1/15/38		50,000	47,470
			535,248
Real Estate – 0.21%
Regency Centers 5.875% 6/15/17		90,000	61,710
•# USB Realty 144A 6.091% 12/22/49		200,000	80,550
			142,260
Technology – 1.05%
International Business Machines 6.50% 10/15/13		270,000	302,490
Oracle 5.75% 4/15/18		330,000	343,964
Sungard Data Systems 9.125% 8/15/13		80,000	67,200
			713,654
Transportation – 0.15%
@ Red Arrow International Leasing 8.375% 6/30/12	RUB	6,192,827	103,942
			103,942
Total Corporate Bonds (cost $29,150,454)			27,771,880

Foreign Agency – 0.26%Δ
Republic of Korea – 0.26%
* Korea Development Bank 5.30% 1/17/13	USD	195,000	177,372
Total Foreign Agency (cost $196,207)			177,372

Municipal Bonds – 0.66%
North Texas Tollway Authority Refunding Series A
5.50% 1/1/18		65,000	69,091
6.00% 1/1/19		35,000	38,070
6.00% 1/1/20		170,000	183,756
@ West Virginia Tobacco Settlement Finance
Authority Series A 7.467% 6/1/47		275,000	159,044
Total Municipal Bonds (cost $561,740)			449,961

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities – 6.43%
•	American Express Credit Account Master Trust
	Series 2008-3 A 1.283% 8/15/12	USD	145,000	$140,869
#	Cabela’s Master Credit Card Trust Series
	2008-1A A1 144A 4.31% 12/16/13		270,000	255,740
	Capital Auto Receivables Asset Trust
	Series 2007-3 A3A 5.02% 9/15/11		180,000	174,598
	Series 2008-1 A3A 3.86% 8/15/12		200,000	185,744
	Capital One Multi-Asset Execution Trust Series
	2007-A7 A7 5.75% 7/15/20		235,000	204,701
	Caterpillar Financial Asset Trust Series
	2007-A A3A 5.34% 6/25/12		86,974	87,108
@	Centex Home Equity Series 2005-D AF4
	5.27% 10/25/35		200,000	182,350
	Citibank Credit Card Issuance Trust Series
	2007-A3 A3 6.15% 6/15/39		265,000	200,360
@	Citicorp Residential Mortgage Securities Series
	2006-3 A5 5.948% 11/25/36		300,000	131,103
	CNH Equipment Trust
	Series 2007-B A3A 5.40% 10/17/11		135,000	133,692
	Series 2008-A A3 4.12% 5/15/12		95,000	92,689
	Series 2008-A A4A 4.93% 8/15/14		145,000	133,194
	Daimler Chrysler Auto Trust Series 2008-B A3A
	4.71% 9/10/12		105,000	95,612
	Discover Card Master Trust
	Series 2007-A1 A1 5.65% 3/16/20		190,000	161,700
	Series 2008-A4 A4 5.65% 12/15/15		200,000	187,030
@#	Dunkin Securitization Series 2006-1 A2 144A
	5.779% 6/20/31		200,000	135,198
•#	Golden Credit Card Trust Series 2008-3 A 144A
	1.333% 7/15/17		250,000	226,885
	Harley-Davidson Motorcycle Trust
	Series 2005-2 A2 4.07% 2/15/12		114,404	110,862
	#Series 2006-1 A2 144A 5.04% 10/15/12		92,044	89,306
	Series 2007-2 A3 5.10% 5/15/12		47,244	46,438
	Hyundai Auto Receivables Trust
	Series 2007-A A3A 5.04% 1/17/12		90,000	90,211
	Series 2008-A A3 4.93% 12/17/12		150,000	136,031
	John Deere Owner Trust Series 2008-A A3
	4.18% 6/15/12		190,000	184,651

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Mid-State Trust
	@Series 2005-1 A 5.745% 1/15/40	USD	322,153	$224,199
	#@Series 2006-1 A 144A 5.787% 10/15/40		225,566	158,625
	RSB Bondco Series 2007-A A2 5.72% 4/1/18		215,000	219,488
@	WFS Financial Owner Trust
	Series 2005-1 A4 3.87% 8/17/12		280,539	277,299
	World Omni Auto Receivables Trust
	Series 2008-A A3A 3.94% 10/15/12		110,000	106,882
Total Non-Agency Asset-Backed Securities
	(cost $4,786,863)			4,372,565

Non-Agency Collateralized Mortgage Obligations – 2.73%
	Citicorp Mortgage Securities
	Series 2006-4 3A1 5.50% 8/25/21		169,582	147,589
w	Countrywide Home Loan Mortgage
	Pass Through Trust
	•@Series 2004-HYB4 M 4.590% 9/20/34		90,236	53,853
	@Series 2006-17 A5 6.00% 12/25/36		105,109	98,317
#	GSMPS Mortgage Loan Trust 144A
	•Series 1998-2 A 7.75% 5/19/27		148,075	150,805
	•Series 1999-3 A 8.00% 8/19/29		303,621	342,584
•@	JPMorgan Mortgage Trust Series 2007-A1 7A4
	5.298% 7/25/35		687,325	263,634
@	Lehman Mortgage Trust Series 2005-2 2A3
	5.50% 12/25/35		226,829	191,762
#	MASTR Reperforming Loan Trust Series 2005-1
	1A5 144A 8.00% 8/25/34		242,772	253,512
	Residential Asset Mortgage Products Series
	2004-SL1 A3 7.00% 11/25/31		34,125	34,271
w@	Washington Mutual Alternative Mortgage Pass
	Through Certificates Series 2005-1 5A2
	6.00% 3/25/35		174,662	110,146
	Wells Fargo Mortgage Backed Securities Trust
	•@Series 2005-AR16 6A4 5.002% 10/25/35		342,437	156,671
	Series 2007-8 2A6 6.00% 7/25/37		85,000	50,804
Total Non-Agency Collateralized Mortgage
	Obligations (cost $2,636,318)			1,853,948

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans – 1.45%
Aramark
1.309% 1/26/14	USD	12,544	$11,045
Term Tranche Loan B 3.334% 1/26/14		197,456	173,851
Bausch & Lomb
Term Tranche Loan B 4.709% 4/11/15		203,179	169,727
Term Tranche Loan DD 3.604% 4/11/15		51,308	42,860
Community Health Systems
Term Tranche Loan B 4.427% 7/2/14		242,593	205,862
Term Tranche Loan DD 1.791% 8/25/14		12,407	10,529
Ford Motor Term Tranche Loan B
5.00% 11/29/13		120,000	44,150
General Motors Term Tranche Loan B
2.784% 11/17/13		150,000	66,482
HCA Term Tranche Loan B1 3.709% 11/18/13		125,000	103,977
Texas Competitive Electric Holdings
Term Tranche Loan B2 4.752% 10/10/14		222,992	155,692
Total Senior Secured Loans (cost $1,021,023)			984,175

Sovereign Debt – 2.62%Δ
Brazil – 0.19%
Federal Republic of Brazil 5.875% 1/15/19	USD	135,000	129,600
			129,600
Colombia – 0.15%
* Republic of Colombia 7.375% 3/18/19	USD	102,000	101,490
			101,490
Germany – 1.34%
Bundesobligation 3.50% 4/12/13	EUR	681,700	912,472
			912,472
Mexico – 0.79%
Mexican Government 10.00% 11/20/36	MXN	4,671,000	396,281
* Mexican United States 5.95% 3/19/19	USD	140,000	136,920
			533,201
Russia – 0.15%
Russia Government 7.50% 3/31/30	USD	111,720	104,446
			104,446
Total Sovereign Debt (cost $1,754,037)			1,781,209

	Principal amount°		Value (U.S. $)
Supranational Banks – 0.56%
European Investment Bank
6.00% 8/14/13	AUD	128,000	$86,489
6.125% 1/23/17	AUD	119,000	81,312
11.25% 2/14/13	BRL	500,000	212,589
Total Supranational Banks (cost $452,263)			380,390

U.S. Treasury Obligations – 0.86%
* U.S. Treasury Bonds 4.375% 2/15/38	USD	155,000	175,731
U.S. Treasury Notes
*1.75% 1/31/14		345,000	343,113
*3.75% 11/15/18		60,000	64,632
Total U.S. Treasury Obligations (cost $591,078)			583,476

	Number of shares
Preferred Stock – 0.80%
• Bank of America 8.00%		60,000	31,819
• JPMorgan Chase 7.90%		430,000	327,610
• PNC Financial Services Group 8.25%		250,000	186,864
Total Preferred Stock (cost $731,721)			546,293

	Principal amount°
Repurchase Agreement** – 6.60%
BNP Paribas 0.21%, dated 1/30/09, to
be repurchased on 2/2/09, repurchase price
$4,489,079 (collateralized by U.S.
Government obligations, 6.00%, 8/15/09 -
10/22/09; market value $4,580,175)	USD	4,489,000	4,489,000
Total Repurchase Agreement (cost $4,489,000)			4,489,000
Total Value of Securities Before Securities Lending
Collateral – 106.74% (cost $75,763,811)			72,557,861

Statement of net assets
Delaware Core Plus Bond Fund

	Number of shares	Value (U.S. $)
Securities Lending Collateral*** – 5.12%
Investment Companies
Mellon GSL DBT II Collateral Fund	3,562,373	$3,477,480
† Mellon GSL DBT II Liquidation Trust	13,372	1
Total Securities Lending Collateral (cost $3,575,745)		3,477,481

Total Value of Securities – 111.86%
(cost $79,339,556)		$76,035,342 ©
Obligation to Return Securities
Lending Collateral*** – (5.26%)		(3,575,745)
Liabilities Net of Receivables and
Other Assets – (6.60%)z		(4,485,395)
Net Assets Applicable to 9,775,498
Shares Outstanding – 100.00%		$67,974,202
Net Asset Value – Delaware Core Plus Bond Fund
Class A ($54,735,965 / 7,871,678 Shares)		$6.95
Net Asset Value – Delaware Core Plus Bond Fund
Class B ($5,234,582 / 753,014 Shares)		$6.95
Net Asset Value – Delaware Core Plus Bond Fund
Class C ($5,208,036 / 748,935 Shares)		$6.95
Net Asset Value – Delaware Core Plus Bond Fund
Class R ($237,907 / 34,188 Shares)		$6.96
Net Asset Value – Delaware Core Plus Bond Fund
Institutional Class ($2,557,712 / 367,683 Shares)		$6.96

Components of Net Assets at January 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$86,237,333
Undistributed net investment income		902,836
Accumulated net realized loss on investments and
foreign currencies		(15,804,303)
Net unrealized depreciation of investments		(3,361,664)
Total net assets		$67,974,202

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
EUR — European Monetary Unit

GBP — British Pound Sterling JPY — Japanese Yen MXN — Mexican Peso NZD — New Zealand Dollar RUB — Russian Ruble USD — United States Dollar

•	Variable rate security. The rate shown is the rate as of January 31, 2009.
*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 12 in “Notes to financial statements.”
©	Includes $3,467,261 of securities loaned.
¥	Fully or partially pledged as collateral for financial futures contracts.
w

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

^	Zero coupon security. The rate shown is the yield at the time of purchase.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2009, the aggregate amount of Rule 144A securities was $7,094,963, which represented 10.44% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”

@	Illiquid security. At January 31, 2009, the aggregate amount of illiquid securities was $3,985,670, which represented 5.86% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”
∏

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At January 31, 2009, the aggregate amount of restricted securities was $34,128 or 0.05% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”

†	Non income producing security.
‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

z	Of this amount, $8,055,789 represents payable for securities purchased as of January 31, 2009.

Statement of net assets
Delaware Core Plus Bond Fund

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
GNMA — Government National Mortgage Association
GPM — Graduated Payment Mortgage
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MASTR — Mortgage Asset Securitization Transactions, Inc.
PIK — Pay-in-kind
RSB — Rate Stabilization Bonds
S.F. — Single Family
TBA — To be announced
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Core Plus Bond Fund
Net asset value Class A (A)	$6.95
Sales charge (4.50% of offering price) (B)	0.33
Offering price	$7.28

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, financial futures contracts and swap contracts were outstanding at January 31, 2009:

Foreign Currency Exchange Contract1

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(233,818)	USD	153,396	2/27/09	$5,117
BRL	92,758	USD	(39,827)	2/27/09	155
EUR	(138,794)	USD	181,924	2/27/09	4,345
EUR	(427,602)	USD	560,735	2/27/09	13,644
GBP	670,889	USD	(933,979)	2/27/09	38,174
GBP	(882,577)	USD	1,226,783	2/27/09	(52,117)
JPY	8,183,065	USD	(91,769)	2/27/09	(632)
JPY	53,781,724	USD	(603,950)	2/27/09	(4,965)
NZD	83,439	USD	(44,139)	2/27/09	(1,866)
					$1,855

Financial Futures Contracts2

	Notional			Unrealized
Contracts to Sell	Proceeds	Notional Value	Expiration Date	Appreciation
(10) U.S. Treasury 5 yr Notes	$(1,188,415)	$(1,181,719)	3/31/09	$6,696
(7) U.S. Treasury 10 yr Notes	(863,827)	(858,703)	3/31/09	5,124
	$(2,052,242)			$11,820

Statement of net assets
Delaware Core Plus Bond Fund

Swap Contracts[3] Credit Default Swap Contracts
		Annual		Unrealized
Swap Counterparty &		Protection	Termination	Appreciation
Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
Protection Purchased:
Barclay’s
Macy’s 10 yr CDS	$ 250,000	5.20%	12/20/18	$6,304
Citigroup Global Markets
CenturyTel 5 yr CDS	170,000	1.71%	9/20/13	(4,642)
JPMorgan Chase Bank
Donnelly (R.R.) CDS	600,000	3.77%	3/20/14	2,620
Embarq
6 yr CDS	130,000	2.60%	9/20/14	(9,042)
7 yr CDS	100,000	0.77%	9/20/14	2,383
	$ 1,250,000			$(2,377)
Protection Sold:
Barclay’s
CDX NA High Yield 11.1 CDS	$ 762,300	5.00%	12/20/13	$(43,896)
CDX NA High Yield 11.2 CDS	396,000	5.00%	12/20/13	(11,418)
	$ 1,158,300			$(55,314)
Total				$(57,691)

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”
2See Note 9 in “Notes to financial statements.”
3See Note 11 in “Notes to financial statements.”

See accompanying notes

Statement of operations
Delaware Core Plus Bond Fund	Six Months Ended January 31, 2009 (Unaudited)

Investment Income:
Interest	$2,249,767
Dividends	31,158
Securities lending income	14,339	$ 2,295,264

Expenses:
Management fees	224,169
Distribution expenses – Class A	83,785
Distribution expenses – Class B	30,770
Distribution expenses – Class C	25,693
Distribution expenses – Class R	420
Dividend disbursing and transfer agent fees and expenses	81,455
Registration fees	38,435
Accounting and administration expenses	16,303
Pricing fees	15,335
Legal fees	11,281
Reports and statements to shareholders	11,137
Audit and tax	10,007
Custodian fees	9,429
Trustees’ fees	2,910
Insurance fees	1,926
Consulting fees	704
Trustees’ expenses	305
Dues and services	256
Taxes (other than taxes on income)	241	564,561
Less fees waived		(129,850)
Less waived distribution expenses – Class A		(13,964)
Less waived distribution expenses – Class R		(70)
Less expense paid indirectly		(30)
Total operating expenses		420,647
Net Investment Income		1,874,617

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$(3,625,200)
Futures contracts	19,313
Written options	5,345
Swap contracts	274,743
Foreign currencies	431,423
Net realized loss	(2,894,376)
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	(553,107)
Net Realized and Unrealized Loss on Investments
and Foreign Currencies	(3,447,483)

Net Decrease in Net Assets Resulting from Operations	$(1,572,866)

See accompanying notes

Statements of changes in net assets
Delaware Core Plus Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/09	7/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,874,617	$5,367,248
Net realized gain (loss) on investments	(2,894,376)	1,859,703
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	(553,107)	(2,640,554)
Net increase (decrease) in net assets resulting
from operations	(1,572,866)	4,586,397

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,649,104)	(2,977,146)
Class B	(156,921)	(355,364)
Class C	(130,837)	(212,908)
Class R	(3,906)	(4,374)
Institutional Class	(361,042)	(2,025,810)
	(2,301,810)	(5,575,602)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,817,304	16,112,291
Class B	327,855	949,582
Class C	1,195,262	1,787,007
Class R	146,135	57,881
Institutional Class	130,462	14,272,165

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,239,156	2,212,205
Class B	123,852	277,513
Class C	107,390	181,044
Class R	3,832	4,197
Institutional Class	253,072	1,998,644
	8,344,320	37,852,529

	Six Months	Year
	Ended	Ended
	1/31/09	7/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(7,377,356)	$ (24,036,085)
Class B	(2,403,009)	(4,657,989)
Class C	(1,459,036)	(1,553,771)
Class R	(4,210)	(175,054)
Institutional Class	(41,087,284)	(2,288,656)
	(52,330,895)	(32,711,555)
Increase (decrease) in net assets derived
from capital share transactions	(43,986,575)	5,140,974
Net Increase (Decrease) in Net Assets	(47,861,251)	4,151,769

Net Assets:
Beginning of period	115,835,453	111,683,684
End of period (including undistributed net investment
income of $902,836 and $872,642, respectively)	$67,974,202	$ 115,835,453

See accompanying notes

Financial highlights
Delaware Core Plus Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the six months ended January 31, 2009 and the year ended July 31, 2008.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$ 7.260	$ 7.310	$ 7.330	$ 7.670	$ 7.660	$ 7.700

0.165	0.332	0.305	0.280	0.263	0.211
(0.264)	(0.038)	0.015	(0.285)	0.086	0.077
(0.099)	0.294	0.320	(0.005)	0.349	0.288

(0.211)	(0.344)	(0.340)	(0.335)	(0.339)	(0.302)
—	—	—	—	—	(0.026)
(0.211)	(0.344)	(0.340)	(0.335)	(0.339)	(0.328)

$ 6.950	$ 7.260	$ 7.310	$ 7.330	$ 7.670	$ 7.660

(1.31% )	4.18%	4.40%	(0.05% )	4.60%	3.77%

$54,736	$58,485	$64,620	$76,888	$94,777	$117,567
0.97%	0.95%	1.02%	1.05%	1.08%	1.05%

1.34%	1.24%	1.30%	1.22%	1.18%	1.60%
4.65%	4.47%	4.11%	3.75%	3.38%	3.02%

4.28%	4.18%	3.83%	3.58%	3.28%	2.47%
219%	331%	338%	260%	283%	303%

Financial highlights
Delaware Core Plus Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the six months ended January 31, 2009 and the year ended July 31, 2008.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$ 7.260	$ 7.310	$ 7.330	$ 7.670	$ 7.660	$ 7.700

0.138	0.276	0.251	0.228	0.208	0.161
(0.263)	(0.038)	0.015	(0.285)	0.086	0.073
(0.125)	0.238	0.266	(0.057)	0.294	0.234

(0.185)	(0.288)	(0.286)	(0.283)	(0.284)	(0.252)
—	—	—	—	—	(0.022)
(0.185)	(0.288)	(0.286)	(0.283)	(0.284)	(0.274)

$ 6.950	$ 7.260	$ 7.310	$ 7.330	$ 7.670	$ 7.660

(1.68% )	3.40%	3.65%	(0.74% )	3.87%	3.05%

$5,234	$7,472	$10,922	$15,926	$21,847	$28,087
1.72%	1.70%	1.74%	1.75%	1.78%	1.75%

2.04%	1.94%	2.00%	1.92%	1.88%	2.30%
3.90%	3.72%	3.39%	3.05%	2.68%	2.32%

3.58%	3.48%	3.13%	2.88%	2.58%	1.77%
219%	331%	338%	260%	283%	303%

Financial highlights
Delaware Core Plus Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the six months ended January 31, 2009 and the year ended July 31, 2008.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$ 7.260	$ 7.310	$ 7.330	$ 7.670	$ 7.660	$ 7.700

0.138	0.276	0.251	0.228	0.208	0.161
(0.263)	(0.038)	0.015	(0.285)	0.086	0.073
(0.125)	0.238	0.266	(0.057)	0.294	0.234

(0.185)	(0.288)	(0.286)	(0.283)	(0.284)	(0.252)
—	—	—	—	—	(0.022)
(0.185)	(0.288)	(0.286)	(0.283)	(0.284)	(0.274)

$ 6.950	$ 7.260	$ 7.310	$ 7.330	$ 7.670	$ 7.660

(1.68% )	3.40%	3.65%	(0.74% )	3.87%	3.05%

$5,208	$5,594	$5,243	$5,747	$7,222	$8,634
1.72%	1.70%	1.74%	1.75%	1.78%	1.75%

2.04%	1.94%	2.00%	1.92%	1.88%	2.30%
3.90%	3.72%	3.39%	3.05%	2.68%	2.32%

3.58%	3.48%	3.13%	2.88%	2.58%	1.77%
219%	331%	338%	260%	283%	303%

Financial highlights
Delaware Core Plus Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the six months ended January 31, 2009 and the year ended July 31, 2008.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$ 7.260	$ 7.310	$ 7.340	$ 7.680	$ 7.660	$ 7.700

0.156	0.313	0.289	0.265	0.239	0.187
(0.254)	(0.037)	0.005	(0.285)	0.096	0.075
(0.098)	0.276	0.294	(0.020)	0.335	0.262

(0.202)	(0.326)	(0.324)	(0.320)	(0.315)	(0.278)
—	—	—	—	—	(0.024)
(0.202)	(0.326)	(0.324)	(0.320)	(0.315)	(0.302)

$ 6.960	$ 7.260	$ 7.310	$ 7.340	$ 7.680	$ 7.660

(1.30% )	3.92%	4.02%	(0.25% )	4.41%	3.43%

$238	$93	$206	$323	$136	$63
1.22%	1.20%	1.24%	1.25%	1.38%	1.35%

1.64%	1.54%	1.60%	1.52%	1.48%	1.90%
4.40%	4.22%	3.89%	3.55%	3.08%	2.72%

3.98%	3.88%	3.53%	3.28%	2.98%	2.17%
219%	331%	338%	260%	283%	303%

Financial highlights
Delaware Core Plus Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the six months ended January 31, 2009 and the year ended July 31, 2008.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/09[1]	7/31/08	7/31/07	7/31/06	7/31/05	7/31/04
(Unaudited)
$ 7.260	$ 7.310	$ 7.330	$ 7.670	$ 7.660	$ 7.700

0.173	0.350	0.325	0.303	0.286	0.233
(0.253)	(0.037)	0.015	(0.285)	0.086	0.079
(0.080)	0.313	0.340	0.018	0.372	0.312

(0.220)	(0.363)	(0.360)	(0.358)	(0.362)	(0.324)
—	—	—	—	—	(0.028)
(0.220)	(0.363)	(0.360)	(0.358)	(0.362)	(0.352)

$ 6.960	$ 7.260	$ 7.310	$ 7.330	$ 7.670	$ 7.660

(1.05% )	4.44%	4.69%	0.25%	4.91%	4.08%

$2,558	$44,191	$30,693	$27,222	$26,814	$28,939
0.72%	0.70%	0.74%	0.75%	0.78%	0.75%

1.04%	0.94%	1.00%	0.92%	0.88%	1.30%
4.90%	4.72%	4.39%	4.05%	3.68%	3.32%

4.58%	4.48%	4.13%	3.88%	3.58%	2.77%
219%	331%	338%	260%	283%	303%

Notes to financial statements
Delaware Core Plus Bond Fund	January 31, 2009 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two Series: Delaware Core Plus Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Core Plus Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at

4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Notes to financial statements
Delaware Core Plus Bond Fund

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Effective December 1, 2008, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)), do not exceed 0.75% of average daily net assets of the Fund through November 30, 2009. Prior to December 1, 2008, DMC had contracted to limit these expenses from exceeding 0.70% of average daily net assets. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursements applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended January 31, 2009, the Fund was charged $2,038 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets through November 30, 2009.

The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. The contractual waiver is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

At January 31, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$14,395
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	12,553
Distribution fees payable to DDLP	20,667
Other expenses payable to DMC and affiliates*	3,605

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2009, the Fund was charged $2,682 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Notes to financial statements
Delaware Core Plus Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended January 31, 2009, DDLP earned $4,118 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2009, DDLP received gross CDSC commissions of $64, $2,525 and $225 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2009, the Fund made purchases of $73,644,258 and sales of $115,387,367 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2009, the Fund made purchases of $15,212,537 and sales of $16,342,294 of long-term U.S. government securities.

At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments was $79,535,027. At January 31, 2009, the net unrealized depreciation was $3,499,685, of which $1,602,212 related to unrealized appreciation of investments and $5,101,897 related to unrealized depreciation of investments.

Effective August 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

	Securities	Derivatives
Level 1	$5,072,477	$—
Level 2	69,976,994	(44,016)
Level 3	985,871	—
Total	$76,035,342	$(44,016)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 7/31/08	$2,946,483
Net realized gain (loss)	(120,273)
Net change in unrealized appreciation/depreciation	(452,214)
Net purchases, sales and settlements	(825,853)
Net transfers in and/or out of Level 3	(562,272)
Balance as of 1/31/09	$985,871

Net change in unrealized appreciation/depreciation from
investments still held as of 1/31/09	$(440,965)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2009 and the year ended July 31, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	1/31/09*	7/31/08
Ordinary income	$2,301,810	$5,575,602

*Tax information for the period ended January 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware Core Plus Bond Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$86,237,333
Undistributed ordinary income	954,477
Capital loss carryforwards as of 7/31/08	(11,868,948)
Realized losses 8/1/08–1/31/09	(3,643,033)
Post-October losses	(85,031)
Post-October currency losses	(105,790)
Other temporary differences	(2,728)
Unrealized depreciation on investments,
swap contracts and foreign currencies	(3,512,078)
Net assets	$67,974,202

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of financial futures contracts, mark-to-market of foreign currency contracts, tax treatment of CDS contracts, tax deferral of losses on straddle and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2008 through January 31, 2009 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities and tax treatment of CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2009, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$457,387
Accumulated net realized loss	(457,387)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2008 will expire as follows: $1,219,236 expires in 2009; $2,497,064 expires in 2012; $1,839,322 expires in 2013; $1,361,936 expires in 2014; $2,664,816 expires in 2015 and $2,286,574 expires in 2016.

For the six months ended January 31, 2009, the Fund had capital loss of $ 3,643,033, which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/09	7/31/08
Shares sold:
Class A	689,006	2,163,924
Class B	46,552	127,775
Class C	171,271	239,261
Class R	21,390	7,757
Institutional Class	16,200	1,927,423

Shares issued upon reinvestment of dividends and distributions:
Class A	179,083	298,904
Class B	17,905	37,503
Class C	15,522	24,470
Class R	555	570
Institutional Class	35,423	269,981
	1,192,907	5,097,568

Shares repurchased:
Class A	(1,054,147)	(3,242,329)
Class B	(341,190)	(629,485)
Class C	(208,527)	(210,026)
Class R	(617)	(23,556)
Institutional Class	(5,772,088)	(306,703)
	(7,376,569)	(4,412,099)
Net increase (decrease)	(6,183,662)	685,469

For the six months ended January 31, 2009 and the year ended July 1, 2008, 76,441 Class B shares were converted to 76,413 Class A shares valued at $536,647 and 242,979 Class B shares were converted to 242,904 Class A shares valued at $1,793,831, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up

Notes to financial statements
Delaware Core Plus Bond Fund

7. Line of Credit (continued)

to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of January 31, 2009, or at any time during the period then ended. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9. Financial Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

10. Written Options

During the period ended January 31, 2009, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in written options during the period ended January 31, 2009 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at July 31, 2008	—	$—
Options written	60	31,360
Options terminated in closing purchase transactions	(60)	(31,360)
Options outstanding at January 31, 2008	—	$—

11. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Notes to financial statements
Delaware Core Plus Bond Fund

11. Swap Contracts (continued)

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended January 31, 2009, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS contracts may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

As the seller of protection in a CDS contract, the Fund would be required to pay the par (or other agreed-upon) value of a reference security (or basket of securities) to the counterparty in the event of a default, bankruptcy, failure to pay, obligation acceleration, modified restructuring, or agreed upon event (each of these events is a “Credit Event”). As the seller of protection, the Fund would have credit exposure to the reference security (or basket of securities). The Fund will not sell protection in a CDS contract if it cannot otherwise hold the security (or basket of securities). At January 31, 2009, the notional amount of protection sold by the Fund totaled $1,158,300 (1.70% of net assets), which reflects the maximum potential amount the Fund could be required to pay under such contracts. See the statement of net assets for a description of swap contracts outstanding.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

12. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized

Notes to financial statements
Delaware Core Plus Bond Fund

12. Securities Lending (continued)

by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2009, the value of the securities on loan was $3,467,261, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

13. Credit and Market Risk

The Fund may invest up to 20% of its net assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Rating Group and/or Ba or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

14. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Core Plus Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Core Plus Bond Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Semiannual report

Delaware Inflation Protected Bond Fund

January 31, 2009

Fixed income mutual fund

Table of contents

Disclosure of Fund expenses	1

Sector allocation and credit quality breakdown	3

Statement of net assets	4

Statement of operations	11

Statements of changes in net assets	12

Financial highlights	14

Notes to financial statements	22

About the organization	35

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period August 1, 2008 to January 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008 to January 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Inflation Protected Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/08	1/31/09	Expense Ratios	8/1/08 to 1/31/09*
Actual Fund return
Class A	$1,000.00	$ 966.10	0.75%	$3.72
Class B	1,000.00	962.80	1.50%	7.42
Class C	1,000.00	962.80	1.50%	7.42
Institutional Class	1,000.00	967.40	0.50%	2.48
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.42	0.75%	$3.82
Class B	1,000.00	1,017.64	1.50%	7.63
Class C	1,000.00	1,017.64	1.50%	7.63
Institutional Class	1,000.00	1,022.68	0.50%	2.55

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

Sector allocation and credit quality breakdown
Delaware Inflation Protected Bond Fund	As of January 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Agency Asset-Backed Securities	0.00%
Agency Mortgage-Backed Securities	0.00%
Commercial Mortgage-Backed Securities	0.95%
Corporate Bonds	11.04%
Banking	1.08%
Basic Industries	0.67%
Brokerage	0.78%
Capital Goods	0.62%
Communications	3.76%
Consumer Cyclical	0.95%
Consumer Non-Cyclical	0.90%
Electric	0.59%
Finance Companies	0.89%
Insurance	0.80%
Foreign Agency	0.07%
Non-Agency Asset-Backed Securities	1.32%
Non-Agency Collateralized Mortgage Obligations	0.43%
Sovereign Debt	2.24%
U.S. Treasury Obligations	81.16%
Preferred Stock	0.52%
Repurchase Agreement	0.45%
Total Value of Securities	98.18%
Receivables and Other Assets Net of Liabilities	1.82%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	85.95%
AA	3.11%
A	3.24%
BBB	3.33%
BB	4.17%
B	0.20%
Total	100.00%

3

Statement of net assets
Delaware Inflation Protected Bond Fund	January 31, 2009 (Unaudited)

	Principal amount°		Value (U.S. $)
Agency Asset-Backed Securities – 0.00%
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	USD	7,217	$6,733
Total Agency Asset-Backed Securities (cost $7,200)			6,733

Agency Mortgage-Backed Securities – 0.00%
Freddie Mac S.F. 30 yr 8.00% 5/1/31		4,276	4,532
Total Agency Mortgage-Backed Securities
(cost $4,619)			4,532

Commercial Mortgage-Backed Securities – 0.95%
Bear Stearns Commercial Mortgage Securities
@#Series 2004-ESA E 144A 5.064% 5/14/16		250,000	250,452
Series 2005-PW10 A1 5.085% 12/11/40		775,441	770,207
# Crown Castle Towers
Series 2006-1A B 144A 5.362% 11/15/36		450,000	380,250
Total Commercial Mortgage-Backed Securities
(cost $1,362,811)			1,400,909

Corporate Bonds – 11.04%
Banking – 1.08%
Bank of America 5.30% 3/15/17		1,000,000	879,236
• Wells Fargo Capital XIII 7.70% 12/29/49		1,000,000	717,565
			1,596,801
Basic Industries – 0.67%
ArcelorMittal 6.125% 6/1/18		1,000,000	783,700
Freeport-McMoRan Copper & Gold 8.375% 4/1/17		235,000	195,320
			979,020
Brokerage – 0.78%
Morgan Stanley
5.375% 10/15/15		1,000,000	856,817
•6.125% 3/5/18		500,000	296,875
			1,153,692
Capital Goods – 0.62%
Allied Waste North America 5.75% 2/15/11		634,000	621,614
Flextronics International 6.50% 5/15/13		350,000	288,750
			910,364

4

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications – 3.76%
American Tower 7.125% 10/15/12	USD	590,000	$595,900
AT&T Wireless 8.125% 5/1/12		1,000,000	1,090,553
CSC Holdings 6.75% 4/15/12		590,000	570,825
Deutsche Telekom International Finance
8.50% 6/15/10		1,020,000	1,080,312
DirecTV Holdings 8.375% 3/15/13		600,000	606,000
EchoStar 7.125% 2/1/16		315,000	291,375
Inmarsat Finance 10.375% 11/15/12		220,000	218,900
Rogers Wireless 8.00% 12/15/12		400,000	403,000
Sprint Capital 8.375% 3/15/12		854,000	683,636
			5,540,501
Consumer Cyclical – 0.95%
Corrections Corporation of America 7.50% 5/1/11		499,000	501,495
CVS Caremark 5.75% 6/1/17		245,000	245,540
MGM MIRAGE
8.50% 9/15/10		500,000	405,000
#144A 13.00% 11/15/13		75,000	68,625
Wynn Las Vegas 6.625% 12/1/14		249,000	182,704
			1,403,364
Consumer Non-Cyclical – 0.90%
CHS/Community Health Systems 8.875% 7/15/15		300,000	290,250
General Mills 5.65% 9/10/12		1,000,000	1,037,347
			1,327,597
Electric – 0.59%
# AES 144A 8.75% 5/15/13		285,000	287,138
w Mirant Mid Atlantic Pass Through Trust Series A
8.625% 6/30/12		587,900	584,960
			872,098
Finance Companies – 0.89%
FTI Consulting 7.625% 6/15/13		615,000	596,550
International Lease Finance
5.625% 9/20/13		625,000	449,817
5.875% 5/1/13		375,000	271,517
			1,317,884
Insurance – 0.80%
MetLife 6.817% 8/15/18		750,000	763,211
# Metropolitan Life Global Funding I 144A
5.125% 4/10/13		170,000	162,857

5

Statement of net assets
Delaware Inflation Protected Bond Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
• Prudential Financial 2.97% 6/10/15	USD	400,000	$256,740
			1,182,808
Total Corporate Bonds (cost $15,697,259)			16,284,129

Foreign Agency – 0.07%Δ
Republic of Korea – 0.07%
Korea Development Bank 5.30% 1/17/13		120,000	109,153
Total Foreign Agency (cost $120,743)			109,153

Non-Agency Asset-Backed Securities – 1.32%
• American Express Credit Account Master Trust
Series 2008-3 A 1.283% 8/15/12		285,000	276,881
• Bank of America Credit Card Trust
Series 2006-A10 A10 0.313% 2/15/12		100,000	97,759
Series 2008-A5 A5 1.533% 12/16/13		465,000	432,742
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		96,638	96,788
Series 2008-A A3 4.94% 4/25/14		150,000	147,483
• Chase Issuance Trust
Series 2005-A8 A8 0.373% 10/15/12		150,000	145,288
• Citibank Credit Card Issuance Trust
Series 2007-A6 A6 1.344% 7/12/12		300,000	286,753
CNH Equipment Trust
Series 2007-C A3A 5.21% 12/15/11		200,000	197,982
John Deere Owner Trust
Series 2007-A A3 5.04% 7/15/11		66,642	66,441
USAA Auto Owner Trust
Series 2007-2 A3 4.90% 2/15/12		194,501	195,197
Total Non-Agency Asset-Backed Securities
(cost $1,882,912)			1,943,314

Non-Agency Collateralized Mortgage Obligations – 0.43%
• Bank of America Mortgage Securities
Series 2002-K 2A1 5.959% 10/20/32		10,265	8,523
Citicorp Mortgage Securities
Series 2006-4 3A1 5.50% 8/25/21		375,502	326,805

6

	Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
•@ Structured Adjustable Rate Mortgage Loan Trust
Series 2005-22 4A2 5.371% 12/25/35	USD	20,264	$8,227
• Wells Fargo Mortgage Backed Securities Trust
Series 2004-EE 3A1 4.42% 12/25/34		102,463	81,751
@Series 2005-AR16 6A4 5.002% 10/25/35		139,770	63,948
Series 2006-AR6 7A1 5.112% 3/25/36		185,545	144,212
Total Non-Agency Collateralized
Mortgage Obligations (cost $786,934)			633,466

Sovereign Debt – 2.24%Δ
France – 0.04%
Government of France Inflation Linked
3.00% 7/25/09	EUR	47,086	60,311
			60,311
Japan – 2.01%
Japanese Government CPI Linked 10 yr Bond
1.40% 6/10/18	JPY	298,835,000	2,967,675
			2,967,675
Sweden – 0.19%
Swedish Government 3.50% 12/1/15	SEK	1,750,000	271,635
			271,635
Total Sovereign Debt (cost $3,000,309)			3,299,621

U.S. Treasury Obligations – 81.16%
U.S. Treasury Inflation Index Bonds
2.375% 1/15/25	USD	44,525,399	43,537,515
U.S. Treasury Inflation Index Notes
1.625% 1/15/15		24,697,322	23,948,697
2.00% 1/15/14		4,638,838	4,617,096
2.00% 7/15/14		10,593,236	10,536,965
2.00% 1/15/16		32,536,208	32,343,041
3.375% 1/15/12		4,569,981	4,739,929
Total U.S. Treasury Obligations (cost $117,010,551)			119,723,243

7

Statement of net assets
Delaware Inflation Protected Bond Fund

	Number of shares		Value (U.S. $)
Preferred Stock – 0.52%
• JPMorgan Chase 7.90%		1,000,000	$761,884
Total Preferred Stock (cost $886,209)			761,884

	Principal amount°
Repurchase Agreement* – 0.45%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price
$658,012 (collateralized by U.S. Government
obligations, 6.00%, 8/15/09 - 10/22/09;
market value $671,365)	USD	658,000	658,000
Total Repurchase Agreement (cost $658,000)			658,000

Total Value of Securities – 98.18%
(cost $141,417,547)			144,824,984
Receivables and Other Assets
Net of Liabilities – 1.82%			2,685,621
Net Assets Applicable to 15,317,998
Shares Outstanding – 100.00%			$147,510,605

Net Asset Value – Delaware Inflation Protected Bond Fund
Class A ($43,924,834 / 4,562,385 Shares)			$9.63
Net Asset Value – Delaware Inflation Protected Bond Fund
Class B ($1,914,363 / 199,324 Shares)			$9.60
Net Asset Value – Delaware Inflation Protected Bond Fund
Class C ($21,459,890 / 2,233,717 Shares)			$9.61
Net Asset Value – Delaware Inflation Protected Bond Fund
Institutional Class ($80,211,518 / 8,322,572 Shares)			$9.64

Components of Net Assets at January 31, 2009:
Shares of beneficial interest
(unlimited authorization – no par)			$152,578,837
Accumulated net investment loss			(101,786)
Accumulated net realized loss on investments			(8,398,163)
Net unrealized appreciation of investments and foreign currencies			3,431,717
Total net assets			$147,510,605

8

°Principal amount is stated in the currency in which each security is denominated.

EUR — European Monetary Unit
JPY — Japanese Yen
SEK — Swedish Krona
USD — United States Dollar

•	Variable rate security. The rate shown is the rate as of January 31, 2009.
Δ	Securities have been classified by country of origin.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2009, the aggregate amount of Rule 144A securities was $1,149,322, which represented 0.78% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”
@	Illiquid security. At January 31, 2009, the aggregate amount of illiquid securities was $322,627, which represented 0.22% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”
*	See Note 1 in “Notes to financial statements.”

Summary of Abbreviations:
CPI — Consumer Price Index
S.F. — Single Family
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Inflation Protected Bond Fund
Net asset value Class A (A)	$9.63
Sales charge (4.50% of offering price) (B)	0.45
Offering price	$10.08

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

9

Statement of net assets
Delaware Inflation Protected Bond Fund

The following swap contract was outstanding at January 31, 2009:

Swap Contract1
Inflation Swap Contract

Notional	Expiration		Unrealized
Value	Date	Description	Appreciation
$1,300,000	1/7/19	Agreement with Barclays to receive the notional amount multiplied by the non-revised CPI and to pay the notional amount multiplied by the fixed rate of 1.60%.	$40,286

The use of swaps contract involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

1See Note 11 in “Notes to financial statements.”

See accompanying notes

10

Statement of operations
Delaware Inflation Protected Bond Fund	Six Months Ended January 31, 2009 (Unaudited)

Investment Income:
Dividend	$41,036
Interest	(913,548)
Securities lending income	1,946	$(870,566)

Expenses:
Management fees	317,641
Distribution expenses – Class A	44,607
Distribution expenses – Class B	10,452
Distribution expenses – Class C	80,445
Dividend disbursing and transfer agent fees and expenses	30,208
Registration fees	25,297
Legal fees	24,977
Accounting and administration expenses	24,235
Reports and statements to shareholders	14,846
Audit and tax	8,206
Custodian fees	6,094
Trustees’ fees	4,995
Pricing fees	1,832
Insurance fees	1,547
Consulting fees	1,226
Trustees’ expenses	394
Dues and services	183
Taxes (other than taxes on income)	106	597,291
Less fees waived		(106,743)
Less expense paid indirectly		(587)
Total operating expenses		489,961
Net Investment Loss		(1,360,527)

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments		(6,920,318)
Futures contracts		391,609
Foreign currencies		236,676
Written options		(1,445,270)
Net realized loss		(7,737,303)
Net change in unrealized appreciation/depreciation of
investments and foreign currencies		2,625,067
Net Realized and Unrealized Loss on Investments
and Foreign Currencies		(5,112,236)

Net Decrease in Net Assets Resulting from Operations		$(6,472,763)

See accompanying notes

11

Statements of changes in net assets
Delaware Inflation Protected Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/09	7/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,360,527)	$4,561,695
Net realized gain (loss) on investments and foreign currencies	(7,737,303)	1,309,010
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	2,625,067	1,138,284
Net increase (decrease) in net assets resulting
from operations	(6,472,763)	7,008,989

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(349,008)	(552,967)
Class B	(24,210)	(54,884)
Class C	(124,488)	(183,171)
Institutional Class	(1,257,983)	(3,803,243)

Net realized gain on investments:
Class A	(237,138)	—
Class B	(11,734)	—
Class C	(117,172)	—
Institutional Class	(454,453)	—
	(2,576,186)	(4,594,265)

Capital Share Transactions:
Proceeds from shares sold:
Class A	43,991,433	19,762,799
Class B	617,869	1,999,077
Class C	16,637,492	8,510,644
Institutional Class	19,683,266	54,879,037

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	487,866	484,136
Class B	32,934	49,414
Class C	218,538	158,697
Institutional Class	1,712,232	3,803,243
	83,381,630	89,647,047

12

	Six Months	Year
	Ended	Ended
	1/31/09	7/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(17,769,426)	$(2,807,287)
Class B	(644,433)	(477,773)
Class C	(3,816,216)	(509,920)
Institutional Class	(25,828,693)	(11,461,343)
	(48,058,768)	(15,256,323)
Increase in net assets derived from capital share transactions	35,322,862	74,390,724
Net Increase in Net Assets	26,273,913	76,805,448

Net Assets:
Beginning of period	121,236,692	44,431,244
End of period (including undistributed (accumulated)
net investment income (loss) of $(101,786) and
$236,731, respectively)	$147,510,605	$121,236,692

See accompanying notes

13

Financial highlights
Delaware Inflation Protected Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

14

Six Months Ended	Year Ended			12/1/04[2]
1/31/09[1]	7/31/08	7/31/07	7/31/06	to
(Unaudited)				7/31/05
$10.160	$9.520	$9.540	$9.920	$10.000

(0.096)	0.569	0.426	0.576	0.332
(0.244)	0.576	(0.040)	(0.408)	(0.075)
(0.340)	1.145	0.386	0.168	0.257

(0.133)	(0.505)	(0.406)	(0.531)	(0.337)
(0.057)	—	—	(0.017)	—
(0.190)	(0.505)	(0.406)	(0.548)	(0.337)

$9.630	$10.160	$9.520	$9.540	$9.920

(3.39% )	12.13%	4.13%	1.75%	2.55%

$43,925	$19,624	$2,329	$4,276	$2,676
0.75%	0.75%	0.76%	0.75%	0.61%

0.90%	0.94%	1.10%	1.24%	3.51%
(1.98% )	5.58%	4.46%	5.96%	4.95%

(2.13% )	5.39%	4.12%	5.47%	2.05%
304%	178%	553%	294%	360%

15

Financial highlights
Delaware Inflation Protected Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

16

Six Months Ended	Year Ended			12/1/04[2]
1/31/09[1]	7/31/08	7/31/07	7/31/06	to
(Unaudited)				7/31/05
$10.160	$9.520	$9.540	$9.920	$10.000

(0.133)	0.491	0.354	0.503	0.313
(0.250)	0.574	(0.039)	(0.410)	(0.074)
(0.383)	1.065	0.315	0.093	0.239

(0.120)	(0.425)	(0.335)	(0.456)	(0.319)
(0.057)	—	—	(0.017)	—
(0.177)	(0.425)	(0.335)	(0.473)	(0.319)

$9.600	$10.160	$9.520	$9.540	$9.920

(3.72% )	11.25%	3.37%	0.97%	2.37%

$1,914	$2,032	$463	$1,381	$544
1.50%	1.50%	1.51%	1.50%	0.88%

1.65%	1.69%	1.85%	1.99%	4.25%
(2.73% )	4.83%	3.71%	5.21%	4.68%

(2.88% )	4.64%	3.37%	4.72%	1.31%
304%	178%	553%	294%	360%

17

Financial highlights
Delaware Inflation Protected Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

18

Six Months Ended	Year Ended			12/1/04[2]
1/31/09[1]	7/31/08	7/31/07	7/31/06	to
(Unaudited)				7/31/05
$10.160	$ 9.520	$9.540	$9.920	$10.000

(0.132)	0.492	0.354	0.504	0.314
(0.241)	0.573	(0.039)	(0.411)	(0.075)
(0.373)	1.065	0.315	0.093	0.239

(0.120)	(0.425)	(0.335)	(0.456)	(0.319)
(0.057)	—	—	(0.017)	—
(0.177)	(0.425)	(0.335)	(0.473)	(0.319)

$ 9.610	$10.160	$9.520	$9.540	$ 9.920

(3.72% )	11.25%	3.37%	0.97%	2.37%

$21,460	$9,169	$1,095	$1,622	$530
1.50%	1.50%	1.51%	1.50%	0.87%

1.65%	1.69%	1.85%	1.99%	4.25%
(2.73% )	4.83%	3.71%	5.21%	4.69%

(2.88% )	4.64%	3.37%	4.72%	1.31%
304%	178%	553%	294%	360%

19

Financial highlights
Delaware Inflation Protected Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

20

Six Months Ended	Year Ended			12/1/04[2]
1/31/09[1]	7/31/08	7/31/07	7/31/06	to
(Unaudited)				7/31/05
$10.160	$ 9.530	$ 9.540	$ 9.920	$10.000

(0.084)	0.594	0.450	0.600	0.339
(0.242)	0.567	(0.030)	(0.409)	(0.076)
(0.326)	1.161	0.420	0.191	0.263

(0.137)	(0.531)	(0.430)	(0.554)	(0.343)
(0.057)	—	—	(0.017)	—
(0.194)	(0.531)	(0.430)	(0.571)	(0.343)

$ 9.640	$10.160	$ 9.530	$ 9.540	$ 9.920

(3.26% )	12.30%	4.50%	1.99%	2.61%

$80,212	$90,412	$40,544	$29,683	$2,052
0.50%	0.50%	0.51%	0.50%	0.50%

0.65%	0.69%	0.85%	0.99%	3.26%
(1.73% )	5.83%	4.71%	6.21%	5.07%

(1.88% )	5.64%	4.37%	5.72%	2.31%
304%	178%	553%	294%	360%

21

Notes to financial statements
Delaware Inflation Protected Bond Fund	January 31, 2009 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two Series: Delaware Core Plus Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Inflation Protected Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide inflation protection and current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund

22

values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

23

Notes to financial statements
Delaware Inflation Protected Bond Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)), do not exceed 0.50% of average daily net assets of the Fund through November 30, 2009. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in

24

the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended January 31, 2009, the Fund was charged $3,529 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares. Institutional Class shares pay no distribution and service expenses.

At January 31, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$29,525
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	8,747
Distribution fees payable to DDLP	28,219
Other expenses payable to DMC and affiliates*	3,890

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2009, the Fund was charged $5,113 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2009, DDLP earned $25,950 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2009, DDLP received gross CDSC commissions of $1,519 and $8,670 on redemption of the Fund’s Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2009, the Fund made purchases of $36,369,519 and sales of $21,991,530 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2009, the Fund made purchases of $197,548,248 and sales of $175,857,834 of long-term U.S. government securities.

25

Notes to financial statements
Delaware Inflation Protected Bond Fund

3. Investments (continued)

At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments was $142,252,450. At January 31, 2009, the net unrealized appreciation was $2,572,534, of which $4,013,722 related to unrealized appreciation of investments and $1,441,188 related to unrealized depreciation of investments.

Effective August 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 — inputs are quoted prices in active markets
Level 2 — inputs are observable, directly or indirectly
Level 3 — inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

	Securities	Derivatives
Level 1	$120,381,238	$ —
Level 2	24,063,496	40,286
Level 3	380,250	—
Total	$144,824,984	$40,286

26

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 8/1/08	$—
Net change in unrealized appreciation/depreciation	6,750
Net purchases, sales and settlements	373,500
Balance as of 1/31/09	$380,250
Net change in unrealized appreciation/depreciation
from investments still held as of 1/31/09	$6,750

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2009 and the year ended July 31, 2008 was as follows:

	Six Months
	Ended	Year Ended
	1/31/09*	7/31/08
Ordinary income	$2,427,862	$4,594,265
Long-term capital gain	148,324	—
Total	$2,576,186	$4,594,265

*Tax information for the period ended January 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$152,578,837
Realized losses 8/1/08-1/31/09	(1,093,640)
Other temporary differences	(1,424,626)
Post-October losses	(5,051,903)
Post-October currency losses	(54,591)
Unrealized appreciation on investments,
swap contracts and foreign currencies	2,556,528
Net assets	$147,510,605

27

Notes to financial statements
Delaware Inflation Protected Bond Fund

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of CDS contracts, tax deferral of losses on straddle and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2008 through January 31, 2009 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities and dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2009, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss	$2,777,699
Accumulated net realized loss	(278,921)
Paid-in capital	(2,498,778)

For the six months ended January 31, 2009, the Fund had capital losses of $ 1,093,640, which may increase the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/09	7/31/08
Shares sold:
Class A	4,461,382	1,915,059
Class B	63,272	192,916
Class C	1,707,569	822,225
Institutional Class	2,022,771	5,390,239

Shares issued upon reinvestment of dividends and distributions:
Class A	49,436	47,287
Class B	3,319	4,828
Class C	22,221	15,494
Institutional Class	171,879	372,380
	8,501,849	8,760,428
Shares repurchased:
Class A	(1,880,486)	(274,843)
Class B	(67,231)	(46,431)
Class C	(398,299)	(50,425)
Institutional Class	(2,771,185)	(1,119,727)
	(5,117,201)	(1,491,426)
Net increase	3,384,648	7,269,002

28

For the six months ended January 31, 2009 and the year ended July 1, 2008, 15,621 Class B shares were converted to 15,611 Class A shares valued at $154,280 and 17,868 Class B shares were converted to 17,866 Class A shares valued at $184,768, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table on the previous page and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of January 31, 2009, or at any time during the period then ended. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at January 31, 2009.

29

Notes to financial statements
Delaware Inflation Protected Bond Fund

9. Financial Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. No financial futures contracts were outstanding at January 31, 2009.

10. Written Options

During the period ended January 31, 2009, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in written options during the period ended January 31, 2009 for the Fund were as follows:

	Number of
	contracts	Premiums
Options outstanding at July 31, 2008	175	$99,467
Options written	1,033	695,781
Options terminated in closing purchase transactions	(1,208)	(795,248)
Options outstanding at January 31, 2009	—	$—

30

11. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended January 31, 2009, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as

31

Notes to financial statements
Delaware Inflation Protected Bond Fund

11. Swap Contracts (continued)

unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

12. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral

32

may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. For the period ended January 31, 2009, there were no outstanding securities on loan.

13. Credit and Market Risk

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

The Fund may invest up to 10% of its net assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are

33

Notes to financial statements
Delaware Inflation Protected Bond Fund

13. Credit and Market Risk (continued)

collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2009, Rule 144A and illiquid securities have been identified on the statement of net assets.

14. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

34

About the organization

This semiannual report is for the information of Delaware Inflation Protected Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Inflation Protected Bond Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

35

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

36

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® GOVERNMENT FUND

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 3, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 3, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 3, 2009